Subsequent Events (Details) $ / shares in Units, ¥ in Millions		1 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) $ / shares shares	Apr. 30, 2017 USD ($)	Apr. 30, 2017 JPY (¥)	Dec. 31, 2016
Subsequent Events (Textual)
Subsequent event description				The Company had also filed a claim regarding unpaid royalties pursuant to a commercial agreement between the two parties while imatrix separately claimed damages for unlawful termination of such agreement.
Subsequent Event [Member]
Subsequent Events (Textual)
Settlement amount		$ 676,000	¥ 75
Subsequent Event [Member] | Private placement [Member]
Subsequent Events (Textual)
Aggregate principal amount	$ 6,300,000
Interest rate	5.00%
Debt instrument, description	The notes are unsecured, unsubordinated obligations of Cyren and carry a 5.0% interest rate, payable semi-annually in (i) 50% cash and (ii) 50% cash or ordinary shares at Cyren's election.
Notes, term	2 years 6 months
Conversion price | $ / shares	$ 2.50
Conversion of shares | shares	400
Principal amount of notes	$ 1,000
Conversion price, description	The conversion price is subject to adjustment should future equity issuances be priced at less than $2.10 per share.